Revenue - Schedule of Accounts and Other Current Assets (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Trade accounts receivable	$ 488	$ 460
Unbilled accounts receivable	493	562
Allowance for doubtful accounts	(34)	(31)
Total accounts receivable	947	991
Income tax receivable	32	8
Other	154	132
Accounts receivable and other current assets	$ 1,133	$ 1,131